ING Mutual Funds

ING Foreign Fund (“Fund”)

Supplement dated June 29, 2010

to the Fund’s Class A, Class B, Class C, Class I and Class W Prospectus (“Prospectus”)

dated February 26, 2010

On March 25, 2010, the Board of Trustees of ING Mutual Funds approved a change with respect to the sub-adviser for the Fund from Artio Global Management LLC to ING Investment Management Advisors B.V. (“IIMA”), subject to shareholder approval, as well as subsequent changes to the Fund’s name, principal investment strategies and management fee. A proxy statement was mailed to shareholders on or about May 6, 2010 detailing these changes and a shareholder meeting was held on or about June 29, 2010. The Fund’s shareholders approved the change in sub-adviser and IIMA will begin managing the Fund on or about June 30, 2010. In conjunction with the change in sub-adviser, ING Investments, LLC, the Fund’s investment adviser, has lowered the Fund’s management fee payable to ING Investments, LLC.

Effective June 30, 2010, the Fund’s Prospectus is revised as follows:

1.	All references to “ING Foreign Fund” are hereby deleted and replaced with “ING Global Opportunities Fund.”

2.	The table in the section entitled “Annual Fund Operating Expenses” of the summary section of the Prospectus is hereby deleted and replaced with the following:

		A	B	C	I	W
Management Fees	%	0.90	0.90	0.90	0.90	0.90
Distribution and/or Shareholder Service (12b-1) Fees	%	0.25	1.00	1.00	N/A	N/A
Administrative Fees	%	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.47	0.47	0.47	0.27	0.47
Total Annual Fund Operating Expenses	%	1.72	2.47	2.47	1.27	1.47
Waivers and Reimbursements [1]	%	(0.22)	(0.22)	(0.22)	(0.22)	(0.22)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.50	2.25	2.25	1.05	1.25

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Effective June 30, 2010, the adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.15% and 1.25% for Class A, Class B, Class C, Class I and Class W shares, respectively, through March 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. Additionally, effective June 30, 2010, the adviser is contractually obligated to further limit expenses to 1.05% for Class I shares through March 1, 2012. There is no guarantee this obligation will continue after March 1, 2012. The obligation will continue only if the adviser elects to renew it. Any fees waived pursuant to this obligation shall be eligible for recoupment.

3.	The table in the section entitled “Expense Examples” of the summary section of the Prospectus is hereby deleted and replaced with the following:

	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$719	1,066	1,435	2,471
B	Sold	$728	1,049	1,496	2,605
	Held	$228	749	1,296	2,605
C	Sold	$328	749	1,296	2,790
	Held	$228	749	1,296	2,790
I	Sold or Held	$107	381	676	1,515
W	Sold or Held	$127	443	782	1,739

4.	The section entitled “Principal Investment Strategies” of the summary section of the Prospectus is hereby deleted and replaced with the following:

PRINICIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in equity securities of companies in the United States and foreign countries. The Fund will normally invest in equity securities of companies located in a number of different countries, one of which may be the United States. The Fund can invest without limit in countries with developing or emerging markets. The Fund does not limit its investments to companies in any particular market capitalization range.

The equity securities in which the Fund may invest include common and preferred stocks, depositary receipts, convertible securities, rights, and warrants.

The Fund may also invest in debt securities of U.S. or foreign issuers, including (up to 10% of its assets) high risk and high-yield, non-investment grade instruments commonly known as “junk bonds.” The Fund may use derivatives including, but not limited to, futures, options, swaps and forward contracts for hedging and non-hedging purposes. The Fund may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk and price risk. The Fund may also invest in Rule 144A Securities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a fundamental bottom-up stock selection process within a proprietary top-down investment theme framework to select those stocks that the Sub-Adviser expects to offer attractive return prospects. The investment process aims to identify a sufficient number of attractive global investment themes and to diversify investments across these themes to support a balanced risk/return profile of the overall portfolio. These global investment themes describe the different drivers that are behind the earnings growth potential of individual stocks and reflect longer term developments in the real economy.

The Sub-Adviser considers companies with above-average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

5.	The section entitled “Principal Risks” of the summary section of the Fund’s Prospectus is hereby amended to delete the risks entitled “Growth Investing” and “Value Investing” in their entirety.

6.	The section entitled “Portfolio Management” of the summary section of the Prospectus is hereby deleted and replaced with the following:

PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Advisors B.V.

Portfolio Managers
Tycho van Wijk	Tjeert Keijzer
Portfolio Manager (since 06/10)	Portfolio Manager (since 06/10)
Dirk-Jan Verzuu
Portfolio Manager (since 06/10)

7.

The section entitled “Management of the Funds – ING Foreign Fund – Artio Global Management LLC” of the statutory section of the Prospectus is hereby deleted in its entirety and the following is added to the section entitled “Management of the Funds – ING Investment Management Advisors B.V.” of the statutory section of the Prospectus:

ING Global Opportunities Fund

The following individuals are jointly responsible for the day-to-day management of ING Global Opportunities Fund:

Tycho van Wijk, Senior Portfolio Manager Equities, is the lead manager of IIMA’s Global Opportunities strategy. Mr. van Wijk joined IIMA in 1998 as a member of the Technology Equities team. In this role he was co-manager of the ING IT Fund, one of the first and largest Technology Equity funds in Europe.

Tjeert Keijzer, Portfolio Manager Equities, is also a manager of IIMA’s Global Opportunities strategy. Mr. Keijzer joined the Equity Specialties team as a portfolio manager for IIMA’s Global Opportunities strategy as of July 1, 2009. He started at IIMA in 2007 on the Quantitative Equity team, where he was responsible for quantitative equity management. Before joining IIMA, he worked with ABN AMRO Asset Management, where he was fund manager with the Quant Equity Group and Structured Asset Management. Mr. Keijzer also worked as a quantitative analyst with AEGON Asset Management, focusing on the development of stock selection models, risk modelling and long/short equity fund management applications. Mr. Keijzer is a CFA charterholder.

Dirk-Jan Verzuu, Senior Portfolio Manager Equities, joined IIMA in 1997 as a portfolio manager. He is currently Senior Portfolio Manager in the Opportunities Strategies team. Within the team, Mr. Verzuu is responsible for the European Growth product and additionally operates as a dedicated sales specialist for the Global Opportunities strategy. Mr. Verzuu holds an RBA degree (registered investment analyst).

Historical sub-adviser/name and strategies information
Effective Date	Fund name	Sub-Adviser
06/30/10	ING Global Opportunities Fund	ING Investments Management Advisors B.V.*
*	Change in principal investment strategies and sub-adviser. Performance prior to this date is attributable to the previous sub-adviser.

Composite of Substantially Similar Managed Accounts

The table below is designed to show how a composite of substantially similar accounts managed by IIMA performed over various periods in the past. The IIMA Global Opportunities Composite (“IIMA Composite”) is a composite of the performance of all actual fee-paying, fully discretionary accounts under management by IIMA for at least one month beginning June 30, 2001 that has investment objectives, policies and strategies that are substantially similar to those, which IIMA intends to use in managing the Fund.

The returns for the IIMA Composite have not been modified to reflect the Fund’s fees and expenses. The accounts in the IIMA Composite do not necessarily pay the same expenses that the Fund pays and are not necessarily subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Code. Returns would have been lower if the IIMA Composite had been subject to these expenses and may have been lower if the IIMA Composite had been subject to these regulations. The aggregate returns of the accounts in the IIMA Composite may not reflect the returns of any particular account of IIMA. The performance reflected in the composite was calculated differently than the method used for calculating performance pursuant to SEC guidelines.

The table below shows the returns for the IIMA Composite compared with the returns of the MSCI ACW IndexSM and the Morningstar World Stock Category Average. This information is designated to demonstrate the historical track record of IIMA. Past performance is not a guarantee of future results.

Cumulative and Annualized Total Returns as of February 28, 2010

	Year-to- Date	1-Year	3-Year	5-Year	Since Inception [1]
IIMA Composite [2]	(9.23)%	49.34%	(0.27)%	7.28%	2.09%
MSCI ACW IndexSM [3]	(3.10)%	58.12%	(5.72)%	2.19%	3.17%
Morningstar World Stock Category Average[4]	(2.71)%	55.76%	(5.50)%	2.24%	3.02%

[1] Since inception date is June 30, 2001.
[2] Reflects the deduction of the maximum applicable Class A sales charge of 5.75%.

[3] The MSCI ACW IndexSM is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses. Investors cannot invest directly in an index.

[4] The Morningstar World Stock Category Average invests the majority of its assets in the U.S., Europe, and Japan, with the remainder divided among the globe’s smaller markets. These portfolios typically have 20%-60% of assets in U.S. stocks.

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ING Mutual Funds

ING Foreign Fund (“Fund”)

Supplement dated June 29, 2010

to the Fund’s Class A, Class B, Class C, Class I and Class W

Statement of Addition Information (“SAI”)

dated February 26, 2010

On March 25, 2010, the Board of Trustees of ING Mutual Funds approved a change with respect to the sub-adviser for the Fund from Artio Global Management LLC to ING Investment Management Advisors B.V. (“IIMA”), subject to shareholder approval, as well as subsequent changes to the Fund’s name and principal investment strategies. A proxy statement was mailed to shareholders on or about May 6, 2010 detailing these changes and a shareholder meeting was held on or about June 29, 2010. The Fund’s shareholders approved the change in sub-adviser and IIMA will begin managing the Fund on or about June 30, 2010. In conjunction with the change in sub-adviser, ING Investments, LLC, the Fund’s investment adviser, has lowered the Fund’s management fee payable to ING Investments, LLC.

Effective June 30, 2010, the Fund’s SAI is revised as follows:

1.	All references to “ING Foreign Fund” and “Foreign Fund” are hereby deleted and replaced with “ING Global Opportunities Fund” and “Global Opportunities Fund,” respectively.

2.	All references to “Artio Global Management LLC” and “Artio” serving as sub-adviser to the Fund are hereby deleted and replaced with “ING Investment Management Advisors B.V.” and “IIMA.”

3.	The information pertaining to the Fund in the advisory fees table of the section entitled “Advisory Fees” of the Fund’s SAI is hereby deleted and replaced with the following:

Fund	Annual Adviser Fee
Global Opportunities	0.90% of the Fund’s average daily net assets up to $500 million; and 0.85% of the Fund’s average daily net assets in excess of $500 million.

4.	Footnote 2 to the advisory fees table of the section entitled “Advisory Fees” of the Fund’s SAI is hereby deleted and replaced with the following:

(2)

Pursuant to separate waiver agreements, ING Investments has agreed to lower the advisory fee for Emerging Countries Fund, International Capital Appreciation Fund and International SmallCap Multi-Manager Fund so that advisory fees payable to ING Investments will be waived in amounts equal to 50% of the savings to ING Investments resulting from the implementation of sub-advisory fee reductions through March 1, 2011 for each Fund. There is no guarantee these waivers will continue after that date. These agreements will only renew if ING Investments elects to renew them.

5.	The information pertaining to the Fund in the table of the section entitled “Expense Limitation Agreements” of the Fund’s SAI is hereby deleted and replaced with the following:

Fund	Class A	Class B	Class C	Class I	Class O	Class W
Global Opportunities (2)	1.50%	2.25%	2.25%	1.15%	N/A	1.25%

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6.	Footnote 2 to the table of the section entitled “Expense Limitation Agreements” of the Fund’s SAI is hereby deleted and replaced with the following:

(2)

Pursuant to a side agreement dated June 30, 2010, ING Investments has lowered the expense limit for Class I shares of Global Opportunities Fund to 1.05% through March 1, 2012. There is no guarantee this obligation will continue after March 1, 2012. The obligation will continue only if the adviser is elects to renew it. Any fees waived pursuant to this obligation shall be eligible for recoupment.

7.	The fifth paragraph of the section entitled “Sub-Advisers” is hereby deleted and replaced with the following:

Pursuant to an Amended and Restated Sub-Advisory Agreement dated August 21, 2008, and amended and restated on June 30, 2010, between ING Investments and IIMA, IIMA serves as Sub-Adviser to Emerging Countries Fund, Global Equity Dividend Fund, Global Opportunities Fund, Index Plus International Equity Fund and Russia Fund. In this capacity, IIMA, subject to the supervision and control of ING Investments and the Trustees of the Funds, on behalf of the Funds, manages the Funds’ portfolio investments consistently with each Fund’s investment objective, and executes any of the Funds’ investment policies that it deems appropriate to utilize from time to time. Located at Prinses Beatrixlaan 15, 2595 AK, The Hague, The Netherlands, IIMA operates under the collective management of ING Investment Management.

8.	The information pertaining to the Fund in the table of the section entitled “Sub-Advisory Fee” of the Fund’s SAI is hereby deleted and replaced with the following:

Fund	Annual Sub-Advisory Fee
Global Opportunities	0.20% on the first $200 million of the Fund’s average daily net assets; and 0.50% of the Fund’s average daily net assets in excess of $200 million.

9.	Footnote 2 to the table of the section entitled “Sub-Advisory Fee” of the Fund’s SAI is hereby deleted in its entirety.

10.	The sub-section entitled “Foreign Fund” of the section entitled “Portfolio Managers” of the Fund’s SAI is hereby deleted and replaced with the following:

Global Opportunities Fund

Sub-Advised by IIMA

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of May 31, 2010:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)
Tycho van Wijk	0	$0	4	$1,324,340,010	0	$0
Tjeert Keijzer	0	$0	4	$1,324,340,010	0	$0

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Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)
Dirk-Jan Verzuu	0	$0	6	$1,406,786,098	0	$0
*	None of the accounts managed are subject to performance fees.

Potential Material Conflicts of Interest

IIMA’s investment teams are responsible for managing and executing trades on behalf of multiple clients including other registered funds, legal entities, other accounts including proprietary accounts, separate accounts and other pooled investment vehicles. An investment team may manage a portfolio or separate account, which may have materially higher fee arrangements than the Fund and may also have a performance based fee. The management of multiple Funds and/or other accounts may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. IIMA has adopted compliance procedures which are reasonably designed to address these types of conflicts.

Compensation

Within ING Investment Management Europe (“ING IM Europe”), the portfolio managers’ compensation typically consists of a base salary and a bonus which consists of a qualitative part and another part based on ING IM Europe’s performance as well as the performance of the accounts the portfolio managers are primarily and jointly responsible for. In addition, the portfolio managers may be offered long-term equity awards, such as stocks and/or stock options, which are tied to the performance of the Sub-Adviser’s parent company, ING Groep. The overall design of the ING IM Europe annual incentive plan was developed to closely tie compensation to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM Europe has defined indices (here the MSCI ACW IndexSM) and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus benchmark(s) over a one year period. The results for overall ING IM Europe scorecards are calculated on an asset weighted performance basis of the individual team scorecards. Investment professionals’ performance measures for bonus determinations are typically weighted by 20% being attributable to the overall ING IM Europe performance and 80% attributable to their specific team results.

Ownership of Securities

The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of May 31, 2010 including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned
Tycho van Wijk	None
Tjeert Keijzer	None
Dirk-Jan Verzuu	None

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